[LOGO]
USAA(R)

                         USAA FLORIDA TAX-FREE
                              MONEY MARKET Fund

                                                                       [GRAPHIC]

                         S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
 SEPTEMBER 30, 2002                                        USAA Tax-Exempt Funds

                                             (C)2002, USAA. All rights reserved.

M E S S A G E
=============-------------------------------------------------------------------
              from the PRESIDENT

                                    [GRAPHIC]

                          ...WE BELIEVE THE BEST COURSE
[PHOTO]                   OF ACTION IS TO REMAIN PATIENT
                            AND TO EXERCISE PRUDENCE
                          IN INVESTMENT DECISION-MAKING.

                                    [GRAPHIC]

--------------------------------------------------------------------------------

                 Only six months ago, the nation was thought to be on the brink of an economic recovery. Unfortunately, a number of issues, including questions of corporate governance, high-profile bankruptcies, political tensions in the Middle East, and ongoing equity market volatility, have sidetracked that revitalization. The Federal Reserve Board, widely expected to raise short-term interest rates in 2002, not only postponed a rate increase but also signaled its willingness to cut rates again in support of the economy.

                 Given the current level of uncertainty, we believe the best course of action is to remain patient and to exercise prudence in investment decision-making. Until the economy shows clear signs of improvement, interest rates are likely to remain low. Under the circumstances, all of us at USAA are particularly proud of our tax-exempt bond and money market funds for several reasons.

                 First, they are run by an outstanding team of portfolio managers, analysts, and traders.

                 Second, we are very expense-conscious. We understand that fund expenses have a direct impact on performance and how much of the fund's returns you get to keep.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

                 Third, while not blind to total return, we emphasize current income. Over a market cycle, a superior income stream and prudent risk management are important components of a fund's performance.

                 Also, your USAA tax-exempt funds reduce your tax exposure.
                 You told us that you do not want the income from them to be subject to the alternative minimum tax (AMT) for individual taxpayers. And since the inception of these funds, none of them has been subject to the AMT for individuals - a commitment we plan to keep.

                 Once again, and on behalf of the entire team at USAA Investment Management Company, I would like to thank you for trusting us to help you with your investments. We promise to keep working hard on your behalf.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, CALL FOR A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                 AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 CHANGES IN FEDERAL TAX LAWS OR OTHER UNFORESEEN CIRCUMSTANCES COULD RESULT IN INCOME SUBJECT TO THE FEDERAL AMT FOR INDIVIDUALS.

Table of CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                          2

FINANCIAL INFORMATION

   Portfolio of Investments                                         8

   Notes to Portfolio of Investments                               14

   Financial Statements                                            15

   Notes to Financial Statements                                   18

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

USAA with the eagle is registered in the U.S. Patent & Trademark Office.
(C)2002, USAA. All rights reserved.

I N V E S T M E N T
===================-------------------------------------------------------------
                    OVERVIEW

USAA FLORIDA TAX-FREE MONEY MARKET FUND

OBJECTIVE

                 High level of current interest income that is exempt from federal income taxes and shares that are exempt from the Florida intangible personal property tax and a further objective of preserving capital and maintaining liquidity.

TYPES OF INVESTMENTS

                 Invests principally in high-quality Florida tax-exempt securities with maturities of 397 days or less. The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will endeavor to maintain a constant net asset value of $1.*

                 * AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
                   GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

--------------------------------------------------------------------------------
                                         9/30/02                    3/31/02
--------------------------------------------------------------------------------
Net Assets                           $116.5 Million              $128.2 Million
Net Asset Value Per Share                $1.00                       $1.00

--------------------------------------------------------------------------------------
       AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 9/30/02
--------------------------------------------------------------------------------------
3/31/02 TO 9/30/02    1 YEAR     5 YEARS     SINCE INCEPTION ON 10/1/93   7-DAY YIELD
     0.55%**          1.19%       2.82%                2.92%                 1.14%

** TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

                 TOTAL RETURN EQUALS INCOME RETURN AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS AND RETURNS FLUCTUATE. THE SEVEN-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION.

3

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        OVERVIEW

----------------------------------------------------
               7-DAY YIELD COMPARISON
----------------------------------------------------

                 USAA FLORIDA
                TAX-FREE MONEY
                  MARKET FUND     IMONEYNET AVERAGE
                --------------    -----------------

 9/24/2001           1.86%              1.62%
10/29/2001           1.81               1.51
11/26/2001           1.49               1.17
12/31/2001           1.33               1.11
 1/28/2002           0.97               0.83
 2/25/2002           1.07               0.80
 3/25/2002           1.08               0.92
 4/29/2002           1.29               1.08
 5/20/2002           1.26               1.01
 6/24/2002           1.17               0.84
 7/29/2002           1.09               0.82
 8/26/2002           1.01               0.72
 9/30/2002           1.14               0.97


       DATA REPRESENT THE LAST MONDAY OF EACH MONTH. ENDING DATE 9/30/02.

                 The graph tracks the Fund's seven-day yield against iMoneyNet, Inc. State Specific SB (Stock Broker) & GP (General Purpose) (Tax-Free) Money Funds, an average of money market fund yields. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

M A N A G E R ' S
=================---------------------------------------------------------------
                  COMMENTARY on the Fund

[PHOTO]  Regina G. Shafer, CFA

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM MARCH 31, 2002, TO SEPTEMBER 30, 2002?

                 The USAA Florida Tax-Free Money Market Fund performed well for the six months ending September 30, 2002. For that time period, iMoneyNet, Inc. ranked the Fund 27 out of 188 state-specific tax-exempt money market funds. The Fund had a return of 0.55%, while the average return for the category over the same period was 0.42%.

WHAT WERE MARKET CONDITIONS DURING THE PERIOD?

                 The fixed-income markets remained volatile as investors expressed their concern about weaker-than-expected economic data, corporate scandals, potential terrorist attacks, and the threat of war with Iraq. In particular, the mixed economic news led many to predict an interest rate cut by the Federal Reserve Board (the Fed), but opinion was divided on the precise timing of such a move.

                 Tax-exempt short-term interest rates, which fell dramatically in 2001, moved down almost a full percentage point. At the beginning of April, one-year notes stood at 2.15%, but they ended

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 3 FOR THE IMONEYNET, INC. DEFINITION.

5

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        COMMENTARY on the Fund

                 the quarter (September 30, 2002) at 1.46%. There was a similar downward trend in the yields of commercial paper and variable-rate demand notes (VRDNs). VRDNs are short-term issues with a demand feature that provides the owner with the option of selling the bond back to the issuer at par value (100% of face value) with a notice of seven days or less. At one point, the VRDN rates dropped as low as 1.09%.

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

                 Our goal is to maximize yield while maintaining safety and liquidity for our shareholders. To this end, we held a large portion of the Fund in VRDNs. Because their interest rates reset each day or week, VRDNs offer us significant flexibility. When we see an opportunity to enhance yield, we are in a position to purchase issues without having to sell core holdings. We also continued to buy commercial paper and short-term notes. If rates decline further, this strategy could potentially provide higher yields and help to stabilize the portfolio's overall yield.

                 Because of the generally high quality nature of money market securities, the Fund has not had the credit-quality problems seen in some longer-maturity corporate bonds. We continue to be selective about our purchases and rely on our skilled analysts to assist us in evaluating each issue we consider.

WHAT IS THE OUTLOOK?

                 We believe that investor uncertainty and the related market volatility will persist in the near term. Until there are signs of a sustained economic recovery, the Fed is likely to keep short-term interest rates at their current level, or even lower them. On a positive note, we will see significant new issuance over the next few months as municipalities respond to economic pressures and issue more tax-exempt debt.

P O R T F O L I O
=================---------------------------------------------------------------
                  HIGHLIGHTS

              PORTFOLIO MIX
                 9/30/02


Variable-Rate Demand Notes          63.9%
Fixed-Rate Instruments              19.9%
Put Bonds                           15.3%


    PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

    YOU WILL FIND A LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 8-13.

7

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        HIGHLIGHTS

--------------------------------------------------------------------------------
   CUMULATIVE PERFORMANCE OF $10,000
--------------------------------------------------------------------------------

                   USAA FLORIDA TAX-FREE
                     MONEY MARKET FUND
                   ---------------------

10/1/1993               $10,000.00
   Oct-93                10,013.74
   Nov-93                10,030.88
   Dec-93                10,048.26
   Jan-94                10,063.56
   Feb-94                10,079.19
   Mar-94                10,095.83
   Apr-94                10,112.74
   May-94                10,134.77
   Jun-94                10,153.42
   Jul-94                10,171.11
   Aug-94                10,194.21
   Sep-94                10,217.58
   Oct-94                10,241.45
   Nov-94                10,267.56
   Dec-94                10,298.14
   Jan-95                10,325.47
   Feb-95                10,353.33
   Mar-95                10,384.42
   Apr-95                10,414.49
   May-95                10,451.50
   Jun-95                10,481.11
   Jul-95                10,509.63
   Aug-95                10,540.59
   Sep-95                10,570.29
   Oct-95                10,602.64
   Nov-95                10,633.87
   Dec-95                10,665.87
   Jan-96                10,697.25
   Feb-96                10,723.49
   Mar-96                10,749.20
   Apr-96                10,779.53
   May-96                10,810.45
   Jun-96                10,836.38
   Jul-96                10,865.06
   Aug-96                10,893.68
   Sep-96                10,923.46
   Oct-96                10,952.58
   Nov-96                10,980.07
   Dec-96                11,011.29
   Jan-97                11,039.69
   Feb-97                11,065.87
   Mar-97                11,093.53
   Apr-97                11,123.96
   May-97                11,156.02
   Jun-97                11,189.19
   Jul-97                11,220.38
   Aug-97                11,248.26
   Sep-97                11,281.39
   Oct-97                11,312.89
   Nov-97                11,343.07
   Dec-97                11,377.90
   Jan-98                11,407.05
   Feb-98                11,433.20
   Mar-98                11,463.51
   Apr-98                11,496.90
   May-98                11,528.56
   Jun-98                11,562.02
   Jul-98                11,591.72
   Aug-98                11,621.19
   Sep-98                11,651.61
   Oct-98                11,680.73
   Nov-98                11,709.57
   Dec-98                11,738.40
   Jan-99                11,763.79
   Feb-99                11,785.02
   Mar-99                11,812.90
   Apr-99                11,840.06
   May-99                11,868.75
   Jun-99                11,900.69
   Jul-99                11,927.93
   Aug-99                11,958.08
   Sep-99                11,988.40
   Oct-99                12,017.44
   Nov-99                12,051.93
   Dec-99                12,086.99
   Jan-00                12,117.61
   Feb-00                12,148.72
   Mar-00                12,183.42
   Apr-00                12,217.11
   May-00                12,265.96
   Jun-00                12,304.71
   Jul-00                12,342.34
   Aug-00                12,381.34
   Sep-00                12,419.23
   Oct-00                12,462.47
   Nov-00                12,503.09
   Dec-00                12,540.65
   Jan-01                12,574.25
   Feb-01                12,607.57
   Mar-01                12,639.34
   Apr-01                12,678.77
   May-01                12,713.12
   Jun-01                12,740.62
   Jul-01                12,766.88
   Aug-01                12,789.21
   Sep-01                12,808.39
   Oct-01                12,829.41
   Nov-01                12,846.43
   Dec-01                12,858.54
   Jan-02                12,868.51
   Feb-02                12,879.00
   Mar-02                12,890.17
   Apr-02                12,902.72
   May-02                12,917.28
   Jun-02                12,928.38
   Jul-02                12,939.28
   Aug-02                12,951.08
   Sep-02                12,961.40


                    DATA SINCE INCEPTION ON 10/1/93 THROUGH 9/30/02.

                 The graph illustrates the performance of a hypothetical $10,000 investment in the USAA Florida Tax-Free Money Market Fund.

                 Past performance is no guarantee of future results, and the value of your investment will vary according to the Fund's performance. Some income may be subject to federal, state, or local taxes, or to the federal alternative minimum tax. For seven-day yield information, please refer to the Fund's Investment Overview.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS.

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=================---------------------------------------------------------------
                  of INVESTMENTS

USAA FLORIDA TAX-FREE MONEY MARKET FUND

SEPTEMBER 30, 2002 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

                 VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is generally adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with regulatory requirements.

                 PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

                 FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

                 CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

                 The Fund's investments consist of securities meeting the requirements to qualify as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. The Manager also attempts to minimize credit risk in the Fund through rigorous internal credit research.

9

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA FLORIDA TAX-FREE MONEY MARKET FUND

SEPTEMBER 30, 2002 (UNAUDITED)

                 (PRE)    Prerefunded to a date prior to maturity.
                 (LOC)    Enhanced by a bank letter of credit.
                 (LIQ)    Enhanced by a bank or nonbank liquidity agreement.
                 (NBGA)   Enhanced by a nonbank guarantee agreement.
                 (INS) Scheduled principal and interest payments are insured by one of the following companies: Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., or MBIA, Inc.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

                 COP      Certificate of Participation
                 CP       Commercial Paper
                 GO       General Obligation
                 IDA      Industrial Development Authority/Agency
                 IDRB     Industrial Development Revenue Bond
                 MERLOT   Municipal Exempt Receipts-Liquidity Optional Tender
                 MFH      Multifamily Housing
                 MLO      Municipal Lease Obligation
                 PCRB     Pollution Control Revenue Bond
                 RB       Revenue Bond
                 TAN      Tax Anticipation Note

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA FLORIDA TAX-FREE MONEY MARKET FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                     COUPON            FINAL
   AMOUNT   SECURITY                                            RATE         MATURITY          VALUE
----------------------------------------------------------------------------------------------------
            VARIABLE-RATE DEMAND NOTES (63.9%)

            FLORIDA (61.2%)
 $  2,155   Brevard County Educational Facilities
              Auth. RB, Series 2001A (LOC)                      1.90%      11/01/2031      $   2,155
    1,035   Brevard County Mental Health Facilities RB,
              Series 1994C (LOC)                                1.78        1/01/2010          1,035
    1,300   Broward County Education Research and
              Training Auth. IDRB, Series 1997 (LOC)            1.75        8/01/2004          1,300
    3,725   Broward County Housing Finance Auth.
              MFH RB, Series 1999 (LOC)                         1.70       11/01/2007          3,725
    2,705   Clay County Housing Finance Auth. MFH RB,
              Series 2001B (NBGA)                               1.70       11/01/2014          2,705
    2,400   Dade County IDA RB, Series 1982                     2.03       11/15/2017          2,400
    4,800   Department of Juvenile Justice
              Certificate of Lease Series 1998,
              MERLOT (MLO), Series 2000 000
              (LIQ) (INS)(b)                                    1.75        6/15/2019          4,800
    2,800   Gulf Breeze Healthcare Facilities RB,
              Series 1999 (NBGA)(b)                             1.83        1/01/2024          2,800
    1,400   Halifax Hospital Medical Center RB,
              Series 1998 (LOC)                                 1.70       12/01/2013          1,400
   10,000   Housing Finance Agency MFH RB,
              1991 Series E (LOC)                               1.85       10/01/2005         10,000
    6,500   Jacksonville Hospital RB,
              Series 1988 (LOC)                                 1.80        2/01/2018          6,500
    4,045   Lee County IDA Health Care RB,
              Series 1999 (LOC)                                 1.69       12/01/2029          4,045
    1,800   Marion County Hospital District RB,
              Series 2000 (LOC)                                 1.75       10/01/2030          1,800
    3,000   Nassau County PCRB, Series 2002 (LOC)               1.65        6/01/2012          3,000
      555   Orange County Health Facilities Auth. RB,
              Series 1998 (LOC)                                 1.75       11/01/2028            555
            Orange County IDA RB,
    3,000     Series 1998 (LOC)                                 1.70       10/01/2018          3,000
    3,940     Series 2000A (LOC)                                1.70        3/01/2025          3,940
            Putnam County Development Auth. RB,
    3,265     Series 1984H-1 (NBGA)                             1.90        3/15/2014          3,265
    3,255     Series 1984H-2 (NBGA)                             1.90        3/15/2014          3,255
    4,550   St. Petersburg Health Facilities Auth. RB,
              Series 1999 (LOC)                                 1.78        1/01/2024          4,550

11

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=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA FLORIDA TAX-FREE MONEY MARKET FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                     COUPON            FINAL
   AMOUNT   SECURITY                                            RATE         MATURITY          VALUE
----------------------------------------------------------------------------------------------------
 $  1,000   Volusia County Housing Finance Auth. RB,
              Series 1985C (LOC)(a)                             1.72%       9/01/2005     $    1,000
    4,150   Wauchula IDA RB, Series 1993 (LOC)                  1.70       12/01/2013          4,150

            ILLINOIS (2.7%)
    3,100   Development Finance Auth. PCRB,
              Series 1985 (LOC)                                 3.25       12/01/2008          3,100
                                                                                            --------
            Total variable-rate demand notes (cost: $74,480)                                  74,480
                                                                                            --------

            PUT BONDS (15.3%)

            FLORIDA (11.9%)
    3,800   Jacksonville PCRB, Series 1992                      1.50        5/01/2027          3,800
            Putnam County Development Auth. PCRB,
    3,000     Series 1984D (NBGA)                               2.00       12/15/2009          3,000
    2,000     Series 1984H-3 (NBGA)                             1.60        3/15/2014          2,000
    5,000   Sarasota County Public Hospital
              CP Notes, Series 1996A                            1.45       10/01/2028          5,000

            MICHIGAN (3.4%)
    4,000   Strategic Fund PCRB, Series 1986                    1.65        8/01/2004          4,000
                                                                                            --------
            Total put bonds (cost: $17,800)                                                   17,800
                                                                                            --------

            FIXED-RATE INSTRUMENTS (19.9%)

            FLORIDA
    2,405   Alachua County School District GO,
              Series 2001 (INS)                                 4.00        1/01/2003          2,418
    6,500   Broward County Sales Tax Revenue
              CP Notes, Series A                                1.50       10/22/2002          6,500
    2,460   Broward County School District GO,
              Series 2002                                       3.00        2/15/2003          2,474
      400   Indian River County School District GO,
              Series 2002 (INS)                                 2.50        4/01/2003            402
      700   Jacksonville Electric Auth. RB,
              Series 16, Issue 2                                5.00       10/01/2002            700
    3,000   Local Government Finance Commission
              Pooled CP Notes, Series A (LOC)                   1.40       12/20/2002          3,000
    1,500   Miami Dade County School District TAN,
              Series 2002                                       2.75        6/26/2003          1,513
      830   Ocala Electric System RB,
              Series 2001 (INS)                                 3.50       10/01/2002            830

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA FLORIDA TAX-FREE MONEY MARKET FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                     COUPON            FINAL
   AMOUNT   SECURITY                                            RATE         MATURITY          VALUE
----------------------------------------------------------------------------------------------------
 $    190   Ocala Water & Sewer RB,
              Series 2001A (INS)                                4.00%      10/01/2002      $     190
    1,000   Palm Beach County School Board COP(MLO),
              Series 2002A (INS)                                3.00        8/01/2003          1,012
    2,800   Sunshine State Government CP Notes,
              Series 2001G (INS)                                1.35       11/12/2002          2,800
    1,300   Turtle Run Community Development
              District RB, Series 1993 (PRE)                    6.40        5/01/2011          1,336
                                                                                            --------
            Total fixed-rate instruments (cost: $23,175)                                      23,175
                                                                                            --------

           TOTAL INVESTMENTS (COST: $115,455)                                               $115,455
                                                                                            ========

13

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA FLORIDA TAX-FREE MONEY MARKET FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PORTFOLIO SUMMARY BY CONCENTRATION
--------------------------------------------------------------------------------

Multifamily Housing                             15.0%
Hospital                                        14.9
Electric Utilities                              13.1
Education                                        7.8
Sales Tax                                        5.6
Appropriated Debt                                5.0
Buildings                                        4.7
General Obligation                               4.5
Health Miscellaneous                             4.5
Community Service                                3.9
Diversified Chemicals                            3.4
Automobile Manufacturers                         2.7
Forest Products                                  2.6
Municipal Finance                                2.6
Special Assessment/Tax/Fee                       2.4
Data Processing Services                         2.1
Electric/Gas Utility                             1.3
Real Estate Tax/Fee                              1.3
Escrowed Bonds                                   1.1
Other                                            0.6
                                                ----
Total                                           99.1%
                                                ====

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          to Portfolio of INVESTMENTS

USAA FLORIDA TAX-FREE MONEY MARKET FUND

SEPTEMBER 30, 2002 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Security was purchased within the terms of a private placement memorandum and is subject to a seven-day demand feature. Under procedures adopted by the Trust's Board of Trustees, the Manager has determined that this security is liquid.

         (b) Securities are not registered under the Securities Act of 1933. Resales of these securities in the United States may occur in exempt transactions to qualified institutional buyers as defined by Rule 144A and as such are generally deemed by the Manager to be liquid under guidelines approved by the Board of Trustees.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

15

S T A T E M E N T
=================---------------------------------------------------------------
                  of ASSETS and LIABILITIES
                  (in thousands)

USAA FLORIDA TAX-FREE MONEY MARKET FUND

SEPTEMBER 30, 2002 (UNAUDITED)

ASSETS

   Investments in securities (valued at amortized cost)                      $115,455
   Cash                                                                         1,008
   Receivables:
     Capital shares sold                                                           56
     Interest                                                                     284
                                                                             --------
        Total assets                                                          116,803
                                                                             --------

LIABILITIES

   Capital shares redeemed                                                        176
   USAA Investment Management Company                                              33
   USAA Transfer Agency Company                                                     5
   Accounts payable and accrued expenses                                           45
   Dividends on capital shares                                                      4
                                                                             --------
        Total liabilities                                                         263
                                                                             --------
           Net assets applicable to capital shares outstanding               $116,540
                                                                             ========

NET ASSETS CONSIST OF:

   Paid-in capital                                                           $116,540
                                                                             ========
   Capital shares outstanding, unlimited number of shares authorized,
     $.001 par value                                                          116,540
                                                                             ========
   Net asset value, redemption price, and offering price per share           $   1.00
                                                                             ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

S T A T E M E N T
=================---------------------------------------------------------------
                  of OPERATIONS
                  (in thousands)

USAA FLORIDA TAX-FREE MONEY MARKET FUND

SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2002 (UNAUDITED)

NET INVESTMENT INCOME
   Interest income                                                             $1,022
                                                                               ------
   Expenses:
     Management fees                                                              207
     Administrative and servicing fees                                             60
     Transfer agent's fees                                                         32
     Custodian's fees                                                              16
     Postage                                                                        6
     Shareholder reporting fees                                                     6
     Trustees' fees                                                                 7
     Professional fees                                                             24
     Other                                                                          3
                                                                               ------
        Total expenses                                                            361
                                                                               ------
           Net investment income                                               $  661
                                                                               ======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

17

S T A T E M E N T S
===================-------------------------------------------------------------
                    of Changes in NET ASSETS
                    (in thousands)

USAA FLORIDA TAX-FREE MONEY MARKET FUND

SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2002 (UNAUDITED),
AND YEAR ENDED MARCH 31, 2002


FROM OPERATIONS                                                     9/30/2002         3/31/2002
                                                                    ---------------------------

   Net investment income                                            $     661         $   2,480
                                                                    ---------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                 (661)           (2,480)
                                                                    ---------------------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                           35,345           219,056
   Dividend reinvestments                                                 625             2,308
   Cost of shares redeemed                                            (47,613)         (207,374)
                                                                    ---------------------------
     Increase (decrease) in net assets from
        capital share transactions                                    (11,643)           13,990
                                                                    ---------------------------
   Net increase (decrease) in net assets                              (11,643)           13,990

NET ASSETS

   Beginning of period                                                128,183           114,193
                                                                    ---------------------------
   End of period                                                    $ 116,540         $ 128,183
                                                                    ===========================

CHANGE IN SHARES OUTSTANDING

   Shares sold                                                         35,345           219,056
   Shares issued for dividends reinvested                                 625             2,308
   Shares redeemed                                                    (47,613)         (207,374)
                                                                    ---------------------------
     Increase (decrease) in shares outstanding                        (11,643)           13,990
                                                                    ===========================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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=========-----------------------------------------------------------------------
          to FINANCIAL Statements

USAA FLORIDA TAX-FREE MONEY MARKET FUND

SEPTEMBER 30, 2002 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA Tax-Free Trust (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Delaware business trust consisting of two separate funds. The information presented in this semiannual report pertains only to the USAA Florida Tax-Free Money Market Fund (the
         Fund). The Fund's investment objective is to provide Florida investors with a high level of current interest income that is exempt from federal income taxes and shares that are exempt from the Florida intangible personal property tax, with a further objective of preserving capital and maintaining liquidity.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

                 1. Pursuant to SEC Rule 2a-7, securities in the Fund are stated
                    at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                 2. Securities that cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date).

19

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=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA FLORIDA TAX-FREE MONEY MARKET FUND

SEPTEMBER 30, 2002 (UNAUDITED)

                 Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities. The Fund concentrates its investments in Florida tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

              D. EXPENSES PAID INDIRECTLY - The Fund's custodian bank has agreed to reduce its fees when the Fund maintains a cash balance in the non-interest-bearing custody account. For the six-month period ended September 30, 2002, custodian fee offset arrangements did not affect expenses.

              E. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate

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=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA FLORIDA TAX-FREE MONEY MARKET FUND

SEPTEMBER 30, 2002 (UNAUDITED)

         plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 15% of the Fund's total assets. In addition, the USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the six-month period ended September 30, 2002.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2003, in accordance with applicable tax law.

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities for the six-month period ended September 30, 2002, were $140,263,000 and $152,282,000, respectively.

         At September 30, 2002, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

21

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=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA FLORIDA TAX-FREE MONEY MARKET FUND

SEPTEMBER 30, 2002 (UNAUDITED)

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. Management fees are accrued daily and paid monthly as a percentage of aggregate average net assets of the USAA Florida Tax-Free Income and USAA Florida Tax-Free Money Market funds combined, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated on a proportional basis to each Fund monthly based on average net assets. During the six-month period ended September 30, 2002, the Fund paid the Manager management fees of $207,000, resulting in an effective management fee of 0.34% of the Fund's average net assets.

              B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. During the six-month period ended September 30, 2002, the Fund paid the Manager administrative and servicing fees of $60,000.

              C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. During the six-month period ended September 30, 2002, the Fund paid USAA Transfer Agency Company transfer agent's fees of $32,000.

              D. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

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=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA FLORIDA TAX-FREE MONEY MARKET FUND

SEPTEMBER 30, 2002 (UNAUDITED)

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) CHANGE OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

         On May 29, 2002, based on the recommendation of the Trust's Audit Committee, the Trust's Board of Trustees determined not to retain KPMG LLP (KPMG) as the Fund's independent auditors and voted to appoint Ernst & Young LLP for the fiscal year ended March 31, 2003. KPMG served as the Fund's independent auditors since the Fund's inception on October 1, 1993. From that date through the fiscal year ended March 31, 2002, KPMG's audit reports contained no adverse opinion or disclaimer of opinion; nor were KPMG's reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, through May 29, 2002, there were no disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

23

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=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA FLORIDA TAX-FREE MONEY MARKET FUND

SEPTEMBER 30, 2002 (UNAUDITED)

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:


                                     SIX-MONTH
                                    PERIOD ENDED
                                    SEPTEMBER 30,                    YEAR ENDED MARCH 31,
                                    ------------------------------------------------------------------------
                                        2002           2002           2001        2000       1999       1998
                                    ------------------------------------------------------------------------
Net asset value at
      beginning of period           $   1.00       $   1.00      $    1.00    $   1.00    $  1.00    $  1.00
                                    ------------------------------------------------------------------------
Income from investment operations:
      Net investment income              .01            .02            .04         .03        .03        .03
Less distributions:
      From net investment income        (.01)          (.02)          (.04)       (.03)      (.03)      (.03)
                                    ------------------------------------------------------------------------
Net asset value at end of period    $   1.00       $   1.00       $   1.00    $   1.00    $  1.00    $  1.00
                                    ========================================================================
Total return (%)*                        .55           1.98           3.75        3.14       3.05       3.34
Net assets at end of period (000)   $116,540       $128,183       $114,193    $111,795    $98,616    $89,799
Ratio of expenses to
      average net assets (%)**           .60(a,b)       .58(b,c)       .50         .50        .50        .50
Ratio of expenses to average net
      assets excluding
      reimbursements (%)**               N/A            .59(b)         .53         .53        .51        .52
Ratio of net investment income
      to average net assets (%)**       1.10(a)        1.91           3.69        3.13       3.00       3.28

  * Assumes reinvestment of all dividend income distributions during the period. ** For the six-month period ended September 30, 2002, average net assets were
    $119,802,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total expenses prior to any custodian fee offset arrangement, which had no impact on these ratios.
(c) Prior to August 1, 2001, the Manager had voluntarily agreed to limit the Fund's expense ratio to 0.50% of the Fund's average annual net assets.

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

                 TRUSTEES Robert G. Davis, CHAIRMAN OF THE BOARD Christopher W. Claus, VICE CHAIRMAN OF THE BOARD Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

           ADMINISTRATOR,     USAA Investment Management Company
      INVESTMENT ADVISER,     9800 Fredericksburg Road
             UNDERWRITER,     San Antonio, Texas 78288
          AND DISTRIBUTOR

           TRANSFER AGENT     USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

                CUSTODIAN     State Street Bank and Trust Company
                              P.O. Box 1713
                              Boston, Massachusetts 02105

     INDEPENDENT AUDITORS     Ernst & Young LLP
                              100 West Houston St., Suite 1900
                              San Antonio, Texas 78205

                TELEPHONE     Call toll free - Central Time
         ASSISTANCE HOURS     Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

           FOR ADDITIONAL     1-800-531-8181, in San Antonio 456-7200
        INFORMATION ABOUT     For account servicing, exchanges,
             MUTUAL FUNDS     or redemptions
                              1-800-531-8448, in San Antonio 456-7202

          RECORDED MUTUAL     24-hour service (from any phone)
        FUND PRICE QUOTES     1-800-531-8066, in San Antonio 498-8066

              MUTUAL FUND     (from touch-tone phones only)
        USAA TOUCHLINE(R)     For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              1-800-531-8777, in San Antonio 498-8777

          INTERNET ACCESS     USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                                         [LOGO]
                                                                        Recycled
                                                                          Paper

--------------------------------------------------------------------------------
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